OTHER RECEIVABLES - (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
OTHER RECEIVABLES
Research and development tax credit receivable from the French State	€ 492	€ 766
Value-added taxes receivable	403	422
Other receivables from Government and public authorities	64	26
Others	72	46
Other receivables	€ 1,031	€ 1,259